Research International Core Portfolio Performance Management - Research International Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that has characteristics relevant to the Portfolio’s investment strategy (Strategy Index) and a second index that also has characteristics relevant to the Portfolio’s investment strategy and that represents the overall securities market (Broad-Based Index).Returns are based on past results and are not an indication of future performance.Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Past Does Not Indicate Future [Text]	Returns are based on past results and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that has characteristics relevant to the Portfolio’s investment strategy (Strategy Index) and a second index that also has characteristics relevant to the Portfolio’s investment strategy and that represents the overall securities market (Broad-Based Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	Quarter/YearReturnBest Quarter2nd quarter, 202016.69%Worst Quarter1st quarter, 2020-19.69%
Performance Table Heading	Average Annual Total Return  <br/>(for periods ended December 31, 2025)
Research International Core Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020